Property, plant and equipment (Details) SFr in Thousands	6 Months Ended
Jun. 30, 2024 CHF (SFr)
Property, plant and equipment:
Property, plant and equipment, beginning of period	SFr 3,376
Property, plant and equipment, end of period	2,926
Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	14,372
Additions	317
Property, plant and equipment, end of period	14,689
Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(10,996)
Depreciation expense	(767)
Property, plant and equipment, end of period	(11,763)
Furniture
Property, plant and equipment:
Property, plant and equipment, beginning of period	97
Property, plant and equipment, end of period	87
Furniture | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	309
Additions	15
Property, plant and equipment, end of period	324
Furniture | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(212)
Depreciation expense	(25)
Property, plant and equipment, end of period	(237)
IT Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	317
Property, plant and equipment, end of period	259
IT Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	2,168
Additions	45
Property, plant and equipment, end of period	2,213
IT Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(1,851)
Depreciation expense	(103)
Property, plant and equipment, end of period	(1,954)
Lab Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	2,132
Property, plant and equipment, end of period	1,842
Lab Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	10,233
Additions	214
Property, plant and equipment, end of period	10,447
Lab Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(8,101)
Depreciation expense	(504)
Property, plant and equipment, end of period	(8,605)
Leasehold Improvements
Property, plant and equipment:
Property, plant and equipment, beginning of period	830
Property, plant and equipment, end of period	738
Leasehold Improvements | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,662
Additions	43
Property, plant and equipment, end of period	1,705
Leasehold Improvements | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(832)
Depreciation expense	(135)
Property, plant and equipment, end of period	SFr (967)